UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


            Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Wilson Capital Management LLC

Address:  237 Park Avenue, Suite 900
          New York, New York 10017


13F File Number:  28-11737

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     David S. Wilson
Title:    Managing Member
Phone:    (212) 692-6320


Signature, Place and Date of Signing:

  /s/ David S. Wilson          New York, New York          November 13, 2007
-----------------------     ------------------------     ---------------------
      [Signature]                [City, State]                  [Date]

Report Type:  (Check only one):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        37

Form 13F Information Table Value Total:  $117,747
                                          (thousands)


List of Other Included Managers:  NONE

                                                    FORM 13F INFORMATION TABLE
                                                   Wilson Capital Management LLC
                                                        September 30, 2007
          COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
                                                          VALUE    SHRS OR  SH/  PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL   DISCRETION  MANAGERS    SOLE    SHARED  NONE
ABB LTD                       SPONSORED ADR   000375204    5,343   203,700   SH            SOLE       NONE     203,700
ACACIA RESH CORP              ACACIA TCH COM  003881307    1,001    68,181   SH            SOLE       NONE      68,181
AEGEAN MARINE PETROLEUM NETW  SHS             Y0017S102    3,064    84,500   SH            SOLE       NONE      84,500
AMERICAN AXLE & MFG HLDGS IN  COM             024061103    4,222   167,200   SH            SOLE       NONE     167,200
AMERICAN EAGLE OUTFITTERS NE  COM             02553E106    1,373    52,200   SH            SOLE       NONE      52,200
AMERICAN REPROGRAPHICS CO     COM             029263100      970    51,800   SH            SOLE       NONE      51,800
CARTER INC                    COM             146229109    3,820   191,500   SH            SOLE       NONE     191,500
CELANESE CORP DEL             COM SER A       150870103    5,898   151,300   SH            SOLE       NONE     151,300
CHAMPION ENTERPRISES INC      COM             158496109    2,150   195,800   SH            SOLE       NONE     195,800
CIRRUS LOGIC INC              COM             172755100    1,526   238,500   SH            SOLE       NONE     238,500
COMCAST CORP NEW              CL A            20030N101    4,490   185,700   SH            SOLE       NONE     185,700
CONTINENTAL RESOURCES INC     COM             212015101      466    25,700   SH            SOLE       NONE      25,700
CORNING INC                   COM             219350105    2,785   113,000   SH            SOLE       NONE     113,000
CYTYC CORP                    COM             232946103    4,198    88,100   SH            SOLE       NONE      88,100
D R HORTON INC                COM             23331A109    2,002   156,300   SH            SOLE       NONE     156,300
EAGLE BULK SHIPPING INC       COM             Y2187A101    3,171   123,200   SH            SOLE       NONE     123,200
EAGLE MATERIALS INC           COM             26969P108    2,713    75,900   SH            SOLE       NONE      75,900
EQUIFAX INC                   COM             294429105    1,334    35,000   SH            SOLE       NONE      35,000
FISERV INC                    COM             337738108    1,373    27,000   SH            SOLE       NONE      27,000
GENERAL ELECTRIC CO           COM             369604103    7,634   184,400   SH            SOLE       NONE     184,400
HUNT J B TRANS SVCS INC       COM             445658107    4,603   175,000   SH            SOLE       NONE     175,000
IDEX CORP                     COM             45167R104    1,346    37,000   SH            SOLE       NONE      37,000
JOY GLOBAL INC                COM             481165108    3,464    68,100   SH            SOLE       NONE      68,100
M D C HLDGS INC               COM             552676108    1,175    28,700   SH            SOLE       NONE      28,700
MCDERMOTT INTL INC            COM             580037109    6,841   126,500   SH            SOLE       NONE     126,500
NOVA CHEMICALS CORP           COM             66977W109    3,883   100,600   SH            SOLE       NONE     100,600
OLD DOMINION FGHT LINES INC   COM             679580100    3,497   145,900   SH            SOLE       NONE     145,900
QUANTA SVCS INC               COM             74762E102    5,560   210,200   SH            SOLE       NONE     210,200
REPUBLIC AWYS HLDGS INC       COM             760276105    1,975    93,300   SH            SOLE       NONE      93,300
RESEARCH IN MOTION LTD        COM             760975102    1,882    19,100   SH            SOLE       NONE      19,100
RYLAND GROUP INC              COM             783764103    2,314   108,000   SH            SOLE       NONE     108,000
SOUTHWESTERN ENERGY CO        COM             845467109    6,616   158,100   SH            SOLE       NONE     158,100
STANDARD PAC CORP NEW         COM             85375C101    1,568   285,600   SH            SOLE       NONE     285,600
SUN MICROSYSTEMS INC          COM             866810104    1,416   252,000   SH            SOLE       NONE     252,000
THOR INDS INC                 COM             885160101    4,144    92,100   SH            SOLE       NONE      92,100
TOLL BROTHERS INC             COM             889478103    2,345   117,300   SH            SOLE       NONE     117,300
TRINITY INDS INC              COM             896522109    5,582   148,700   SH            SOLE       NONE     148,700
                                                         117,747





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